COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details) - Dec. 31, 2023	CNY (¥)	USD ($)
Office Leases Commitment - short term
Total lease payments	¥ 1,071,799	$ 150,959
Office Leases Commitment
Office Leases Commitment - short term
2024	692,500	97,537
Total lease payments	¥ 692,500	$ 97,537